UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scotsman Capital Management LLC
Address: 10 Rockefeller Plaza

         New York, NY  10020

13F File Number:  28-11729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Gallop
Title:     Managing Partner
Phone:     212-713-7663

Signature, Place, and Date of Signing:

     James R. Gallop     New York, NY/USA     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $215,284 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     8680   109665 SH       Sole                        0        0   109665
AGILENT TECHNOLOGIES INC       COM              00846U101     4517   151440 SH       Sole                        0        0   151440
AMERICAN INTL GROUP INC        COM              026874107     7827   180964 SH       Sole                        0        0   180964
AMERICAN SUPERCONDUCTOR CORP   COM              030111108      255    11000 SH       Sole                        0        0    11000
ANHEUSER BUSCH COS INC         COM              035229103     7050   148585 SH       Sole                        0        0   148585
AUTOMATIC DATA PROCESSING IN   COM              053015103     4718   111300 SH       Sole                        0        0   111300
BANK OF AMERICA CORPORATION    COM              060505104     9045   238587 SH       Sole                        0        0   238587
BECTON DICKINSON & CO          COM              075887109     6201    72230 SH       Sole                        0        0    72230
BOEING CO                      COM              097023105     6146    82635 SH       Sole                        0        0    82635
CHEVRON CORP NEW               COM              166764100     6910    80948 SH       Sole                        0        0    80948
CISCO SYS INC                  COM              17275R102     7654   317713 SH       Sole                        0        0   317713
COCA COLA CO                   COM              191216100      387     6366 SH       Sole                        0        0     6366
COMCAST CORP NEW               CL A SPL         20030N200    10104   532647 SH       Sole                        0        0   532647
DEERE & CO                     COM              244199105      223     2769 SH       Sole                        0        0     2769
DU PONT E I DE NEMOURS & CO    COM              263534109     9048   193501 SH       Sole                        0        0   193501
EDUCATION RLTY TR INC          COM              28140H104      341    27100 SH       Sole                        0        0    27100
EOG RES INC                    COM              26875P101    10336    86130 SH       Sole                        0        0    86130
EXXON MOBIL CORP               COM              30231G102     7743    91547 SH       Sole                        0        0    91547
FEDEX CORP                     COM              31428X106     9871   106518 SH       Sole                        0        0   106518
GENERAL ELECTRIC CO            COM              369604103    12168   328780 SH       Sole                        0        0   328780
HOME DEPOT INC                 COM              437076102      591    21115 SH       Sole                        0        0    21115
HONEYWELL INTL INC             COM              438516106     9612   170362 SH       Sole                        0        0   170362
INTERNATIONAL BUSINESS MACHS   COM              459200101      240     2084 SH       Sole                        0        0     2084
JOHNSON & JOHNSON              COM              478160104    11610   178981 SH       Sole                        0        0   178981
JP MORGAN CHASE & CO           COM              46625H100    12616   293743 SH       Sole                        0        0   293743
KEYCORP NEW                    COM              493267108     1023    46602 SH       Sole                        0        0    46602
MICROSOFT CORP                 COM              594918104     8963   315814 SH       Sole                        0        0   315814
PFIZER INC                     COM              717081103      241    11506 SH       Sole                        0        0    11506
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605      409    16455 SH       Sole                        0        0    16455
TEXAS INSTRS INC               COM              882508104     6530   230995 SH       Sole                        0        0   230995
TRANSOCEAN INC NEW             SHS              G90073100     6941    51342 SH       Sole                        0        0    51342
WACHOVIA CORP NEW              COM              929903102     6997   259155 SH       Sole                        0        0   259155
WAL MART STORES INC            COM              931142103    10967   208175 SH       Sole                        0        0   208175
WELLS FARGO & CO NEW           COM              949746101     9096   312590 SH       Sole                        0        0   312590
XM SATELLITE RADIO HLDGS INC   CL A             983759101      224    19300 SH       Sole                        0        0    19300